Trade accounts receivable	12 Months Ended
Dec. 31, 2020
Trade accounts receivable
Trade accounts receivable

7. Trade accounts receivable

	12/31/2020	12/31/2019
Trade notes receivable:
Falling due	463,378	248,411
Overdue	25,633	27,243
	489,011	275,654
Trade notes receivable - abroad:
Falling due	8,395	12,247
Overdue	5,995	4,978
	14,390	17,225

Total (*)	503,401	292,879

(-) Estimated losses with doubtful accounts	(9,296)	(3,360)
(-) Adjustment to present value	(788)	(1,408)
	493,317	288,111
Current assets	477,217	276,626
Non‑current assets	16,100	11,485

(*)   The amounts presented include R$ 291,071 (R$ 96,026 as of December 31, 2019) related to Linx Pay Meios de Pagamento Ltda. and its subsidiaries.

Following is the net securities for the provision for losses and adjustment to present value:

	12/31/2020		12/31/2019
	Duplicates	Provision for	Duplicates	Provision for
	receivable	losses	receivable	losses
Falling due	471,773	(66)	260,658	(29)
Overdue (days):
1-30	9,363	(71)	18,978	(229)
31-60	4,700	(98)	2,375	(85)
61-90	4,268	(128)	3,870	(207)
91-180	5,435	(1,071)	4,684	(496)
More than 181	7,862	(7,862)	2,314	(2,314)
	503,401	(9,296)	292,879	(3,360)

The Company and its subsidiaries forms Estimated losses with doubtful accounts considering the history of losses per due date, which the Company and its subsidiaries consider sufficient to cover any losses. The Company and its subsidiaries also recognize a provision for the expected losses in trade accounts receivable that comprise outstanding accounts receivable base. Management believes that risk related to general trade accounts receivable is minimized by the fact that the breakdown of the clients of the Company and its subsidiaries to be diluted.

The changes in this provision in the consolidated is shown as follows:

Changes in doubtful accounts	12/31/2020	12/31/2019
Opening balance	(3,360)	(4,215)
Addition of provision	(10,168)	(5,551)
Use/reversal	4,232	6,406
Closing balance	(9,296)	(3,360)